Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2019
Net fee and commission income
Schedule of fee and commission income

	Half-year to	Half-year to
	30 June	30 June
	2019	2018
	£m	£m
Fee and commission income:
Current accounts	322	315
Credit and debit card fees	460	478
Commercial banking and treasury fees	80	150
Private banking and asset management	37	49
Factoring	53	39
Other	241	259
Total fee and commission income	1,193	1,290
Fee and commission expense	(531)	(538)
Net fee and commission income	662	752